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[Janus letterhead]



October 20, 2006


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-0505

Re:   JANUS INVESTMENT FUND (the "Registrant")
      1933 Act File No. 2-34393
      1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find the preliminary proxy statement relating to the special meeting of shareholders of the Registrant and the Institutional Shares and Service Shares classes of Janus Money Market Fund and Janus Government Money Market Fund, each a series of the Registrant, to be held on February 1, 2007. The proxy statement will seek shareholder approval of an Agreement and Plan of Reorganization, which would result in the transfer of the assets and liabilities relating to the Institutional Shares and Service Shares classes of Janus Money Market Fund and Janus Government Money Market Fund to corresponding classes of Janus Institutional Money Market Fund and Janus Institutional Government Money Market Fund, each of which is a new series of Janus Adviser Series.

No fee is required in connection with this filing pursuant to Rule 14a-6 under the Securities Exchange Act of 1934.

If you have any questions regarding this filing, please call me at (303)
336-7823.

Sincerely,

/s/ Richard C. Noyes

Richard C. Noyes
Associate Counsel

Enclosure

cc:   Greg Dulski, Esq.
      Stephanie Grauerholz-Lofton, Esq.
      Larry Greene, Esq.
      Kelley Abbott Howes, Esq.
      Cindy A. Antonson
      Donna Brungardt